Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net loss	$ (4,691,377)	$ (4,547,582)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	6,926	8,238
Stock-based compensation	898,293	1,184,349
Issuance of restricted stock for services	0	43,000
Increase in inventory reserve	60,385	0
Decrease to fair value of derivative	(679,271)	(1,824,175)
(Increase) decrease in:
Inventory	(681,731)	(346,647)
Prepaid expenses and other current assets	147,032	(210,911)
Increase (decrease) in:
Accounts payable	(191,505)	372,609
Accrued expenses and other liabilities	86,493	52,817
Net cash used in operating activities	(5,044,755)	(5,268,302)
Cash flows from investing activities:
Purchases of property and equipment	(2,455)	0
Net cash used in investing activities	(2,455)	0
Cash flows from financing activities:
Proceeds received from PPP loan	176,300	0
Proceeds received from promissory convertible note	550,000	0
Proceeds from issued common stock and warrants, net of financing costs	2,167,162	2,748,821
Proceeds from exercise of warrants	932,728	0
Proceeds from exercise of stock options	0	32,400
Net cash provided by financing activities	3,826,190	2,781,221
Net decrease in cash	(1,221,020)	(2,487,081)
Cash, beginning of year	2,180,329	4,667,410
Cash, end of year	959,309	2,180,329
Non-cash financing activities:
Warrant derivative liability	0	1,628,113
Exercise of stock options - cashless	0	477
Issuance of restricted stock	965	3,517
Issuance of restricted stock for services	93,500	43,000
Series J Warrants issuance cost	$ 219,737	$ 0